Horizon Active Risk Assist Fund
Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 94.9%		Shares	Value
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF		2,089,693	$103,690,567
Invesco S&P 500 Equal Weight ETF		802,913	144,668,864
iShares Core S&P Mid-Cap ETF		821,624	50,842,093
iShares MSCI USA Minimum Volatility ETF		579,871	54,838,400
SPDR Portfolio Developed World ex-US ETF (a)		6,709,321	244,420,564
SPDR Portfolio Emerging Markets ETF		3,432,052	133,369,541
SPDR Portfolio S&P 500 Growth ETF (b)		3,551,233	311,052,499
SPDR Portfolio S&P 500 Value ETF (b)		4,011,894	211,988,479
TOTAL EXCHANGE TRADED FUNDS (Cost $1,127,727,741)			1,254,871,007

COMMON STOCKS - 4.9%		Shares	Value
Consumer Discretionary Products - 0.0%(c)
Tesla, Inc. (d)		1,751	513,008

Health Care - 0.2%
ABIOMED INC (d)(e)		113	0
Danaher Corp.		3,072	638,239
Eli Lilly & Co.		828	762,282
Intuitive Surgical, Inc. (d)		1,534	879,212
			2,279,733

Industrial Products - 0.4%
AeroVironment, Inc. (d)		5,597	837,423
Amphenol Corp. - Class A		12,671	843,889
Eaton Corp. PLC		2,902	851,215
GE Vernova, Inc.		2,554	856,050
Powell Industries, Inc. (a)		4,311	731,620
Trane Technologies PLC		2,315	818,815
			4,939,012

Industrial Services - 0.1%
Quanta Services, Inc.		2,705	702,299

Media - 0.7%
Alphabet, Inc. - Class A		19,124	3,256,435
GoDaddy, Inc. - Class A (d)		4,121	739,719
Meta Platforms, Inc. - Class A		5,312	3,549,478
Netflix, Inc. (d)		964	945,260
Uber Technologies, Inc. (d)		13,988	1,063,228
			9,554,120

Retail & Wholesale - Discretionary - 0.4%
Alibaba Group Holding Ltd. - ADR		6,639	879,734
Amazon.com, Inc. (d)		22,783	4,836,375
			5,716,109

Software & Tech Services - 1.4%
Autodesk, Inc. (d)		2,673	732,963
Cadence Design Systems, Inc. (d)		3,026	758,013
Cognizant Technology Solutions Corp., Class A - Class A		10,539	878,215
Crowdstrike Holdings, Inc. - Class A (d)		2,267	883,359
Fortinet, Inc. (d)		8,059	870,453
Intuit, Inc.		1,562	958,818
Microsoft Corp.		9,752	3,871,446
Oracle Corp.		10,697	1,776,344
Palantir Technologies, Inc. - Class A (d)		10,863	922,486
Palo Alto Networks, Inc. (d)		4,959	944,342
Paycom Software, Inc.		3,282	720,301
Qualys, Inc. (d)		4,845	636,924
Salesforce, Inc.		3,978	1,184,847
SAP SE - ADR (a)		2,480	682,000
ServiceNow, Inc. (d)		1,067	992,054
Synopsys, Inc. (d)		1,697	776,004
Workday, Inc. - Class A (d)		3,259	858,225
			18,446,794

Tech Hardware & Semiconductors - 1.6%
Advanced Micro Devices, Inc. (d)		9,393	937,985
Analog Devices, Inc.		4,232	973,614
Apple, Inc.		11,700	2,829,528
Applied Materials, Inc.		5,701	901,157
Arista Networks, Inc. (d)		9,030	840,242
ARM Holdings PLC - ADR (d)		4,253	560,078
Broadcom, Inc.		13,745	2,741,165
Dell Technologies, Inc. - Class C		8,764	900,589
Intel Corp.		43,248	1,026,275
KLA Corp.		1,230	871,873
Micron Technology, Inc.		10,569	989,575
NVIDIA Corp.		49,086	6,131,823
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		4,944	892,540
			20,596,444

Utilities - 0.1%
Constellation Energy Corp.		3,076	770,676
Vistra Corp.		5,159	689,552
			1,460,228
TOTAL COMMON STOCKS (Cost $66,908,286)			64,207,747

PURCHASED OPTIONS - 0.7%(d)(f)(g)	Notional Amount	Contracts	Value
Call Options - 0.4%			$–
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $84.00 (i)	$83,080,000	10,000	2,440,000
Financial Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $54.00	52,180,000	10,000	1,270,000
iShares China Large-Cap ETF (i)		–	$–
Expiration: 03/21/2025; Exercise Price: $33.00	$12,330,500	3,500	920,500
Expiration: 03/21/2025; Exercise Price: $34.00	12,330,500	3,500	623,000
iShares Silver Trust (i)		–	$–
Expiration: 04/17/2025; Exercise Price: $32.00	11,324,000	4,000	74,000
Expiration: 05/16/2025; Exercise Price: $31.50	14,155,000	5,000	260,000
US Global Jets ETF, Expiration: 03/21/2025; Exercise Price: $28.00	24,440,000	10,000	100,000

Put Options - 0.3%			$–
CBOE Volatility Index, Expiration: 05/21/2025; Exercise Price: $16.00 (i)	19,630,000	10,000	775,000
iShares MSCI Canada ETF, Expiration: 04/17/2025; Exercise Price: $40.00	51,537,500	12,500	1,156,250
SPDR EURO STOXX 50 ETF		–	$–
Expiration: 03/21/2025; Exercise Price: $53.00	40,545,000	7,500	618,750
Expiration: 03/21/2025; Exercise Price: $52.50	40,545,000	7,500	412,500
SPDR S&P 500 ETF, Expiration: 03/14/2025; Exercise Price: $585.00 (i)	89,127,000	1,500	717,000
TOTAL PURCHASED OPTIONS (Cost $6,604,808)			9,367,000

SHORT-TERM INVESTMENTS - 0.6%		Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.6%
First American Government Obligations Fund - Class X, 4.23% (h)		8,274,312	8,274,312

Money Market Funds - 0.0%(c)
First American Treasury Obligations Fund - Class X, 4.28% (h)		257,024	257,024
TOTAL SHORT-TERM INVESTMENTS (Cost $8,531,336)			8,531,336

TOTAL INVESTMENTS - 101.1% (Cost $1,209,772,171)			1,336,977,090
Liabilities in Excess of Other Assets - (1.1)%			(14,934,021)
TOTAL NET ASSETS - 100.0%			$1,322,043,069
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $8,113,327, which represented 0.6% of net assets.
(b)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $140,430,000, which is 10.62% of total net assets.

(c)	Represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(i)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Risk Assist Fund
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $81.00	$(83,080,000)	(10,000)	$(3,925,000)
iShares China Large-Cap ETF, Expiration: 03/21/2025; Exercise Price: $36.00	(24,661,000)	(7,000)	(409,500)
iShares Silver Trust		–	$–
Expiration: 04/17/2025; Exercise Price: $36.00	(22,648,000)	(8,000)	(44,000)
Expiration: 05/16/2025; Exercise Price: $35.50	(28,310,000)	(10,000)	(425,000)
Total Call Options			(4,803,500)

Put Options - (0.0)% (c)
CBOE Volatility Index, Expiration: 05/21/2025; Exercise Price: $14.50	(39,260,000)	(20,000)	(520,000)
SPDR S&P 500 ETF, Expiration: 03/14/2025; Exercise Price: $570.00	(89,127,000)	(1,500)	(300,000)
Total Put Options			(820,000)
TOTAL WRITTEN OPTIONS (Premiums received $3,027,752)			$(5,623,500)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Active Risk Assist Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Exchange Traded Funds	$1,254,871,007	$–	$–		$1,254,871,007
Common Stocks	64,207,747	–	0	(a)	64,207,747
Purchased Options	–	9,367,000	–		9,367,000
Investments Purchased with Proceeds from Securities Lending	8,274,312	–	–		8,274,312
Money Market Funds	257,024	–	–		257,024
Total Investments	$1,327,610,090	$9,367,000	$0	(a)	$1,336,977,090

Liabilities:
Investments:
Written Options	$–	$(5,623,500)	$–		$(5,623,500)
Total Investments	$–	$(5,623,500)	$–		$(5,623,500)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.